UNCONSOLIDATED EQUITY INVESTEE (Details Textual) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Meiji [Member]	Dec. 31, 2012 Jiang Men City A Power Fishery Development Co Limited [Member]	Apr. 02, 2012 Jiang Men City A Power Fishery Development Co Limited [Member]	Jan. 02, 2012 Jiang Men City A Power Fishery Development Co Limited [Member]	Dec. 31, 2011 Jiang Men City A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Jiang Men City A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Feb. 11, 2011 Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member] Capital Award Inc [Member]	Sep. 30, 2012 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Feb. 28, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Jan. 31, 2012 Enping City A Power Cattle Farm Co Limited [Member]	Apr. 15, 2011 Enping City A Power Cattle Farm Co Limited [Member] Meiji [Member]
Percentage Of Right To Bo Acquire Minority Interest In Joint Venture					75.00%				75.00%
Percentage Of Minority Interest In Joint Ventures								25.00%			25.00%		25.00%		25.00%
Percentage Of Withdrawal Of Minority Interest In Joint Venture										25.00%		25.00%
Percentage Of Addition Minority Interest In Joint Ventures					25.00%	25.00%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				$ 1,662,365
Equity Method Investments	$ 0	$ 1,258,607	$ 130,000		$ 1,702,580		$ 1,258,607			$ 2,944,176				$ 1,076,489